SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Loan receivables and Allowance for doubtful accounts (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Allowance for doubtful accounts
Allowance for doubtful accounts, beginning balance	¥ 1,793,754	¥ 2,085,814
Provision for doubtful accounts	23,979	328,750
Reversal	(8,938)
Write off	(335,223)	(632,347)
Allowance for doubtful accounts, ending balance	1,473,572	1,793,754
ASU 2016-13 | Cumulative adjustment
Allowance for doubtful accounts
Adoption of new accounting standard		11,537
Accounts receivable
Allowance for doubtful accounts
Allowance for doubtful accounts, beginning balance	1,446,994	1,433,449
Provision for doubtful accounts		13,545
Reversal	(2,994)
Allowance for doubtful accounts, ending balance	1,444,000	1,446,994
Other receivables
Allowance for doubtful accounts
Allowance for doubtful accounts, beginning balance	17,396	36,773
Reversal	(3,026)
Write off	(14,279)	(22,494)
Allowance for doubtful accounts, ending balance	91	17,396
Other receivables | ASU 2016-13 | Cumulative adjustment
Allowance for doubtful accounts
Adoption of new accounting standard		3,117
Loans receivable
Allowance for doubtful accounts
Allowance for doubtful accounts, beginning balance	329,364	615,592
Provision for doubtful accounts	23,979	315,205
Reversal	(2,918)
Write off	(320,944)	(609,853)
Allowance for doubtful accounts, ending balance	¥ 29,481	329,364
Loans receivable | ASU 2016-13 | Cumulative adjustment
Allowance for doubtful accounts
Adoption of new accounting standard		¥ 8,420